Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MML Series Investment Fund II
Entity Central Index Key	0001317146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Barings Core Bond Fund (formerly known as MML Managed Bond Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings Core Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$22	0.45%
[1]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 691,400,000
Holdings Count | $ / shares	390
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$691.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	390
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
Non-U.S. Government Agency Obligations	22.9%
U.S. Government Agency Obligations and Instrumentalities	22.0%
Commercial Paper	8.6%
U.S. Treasury Obligations	5.1%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Barings Core Bond Fund (formerly known as MML Managed Bond Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings Core Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$35	0.70%
[2]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 691,400,000
Holdings Count | $ / shares	390
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$691.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	390
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
Non-U.S. Government Agency Obligations	22.9%
U.S. Government Agency Obligations and Instrumentalities	22.0%
Commercial Paper	8.6%
U.S. Treasury Obligations	5.1%
Investment of Cash Collateral from Securities Loaned	0.9%
Repurchase Agreement	0.4%
Sovereign Debt Obligations	0.3%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Barings Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected and Income Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$32	0.65%
[3]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 160,000,000.0
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$160.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	59.6%
U.S. Treasury Obligations	23.3%
Commercial Paper	9.7%
Corporate Debt	5.0%
Exchange-Traded Funds	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.7%
Repurchase Agreement	0.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Barings Inflation-Protected and Income Fund (formerly known as MML Inflation-Protected and Income Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$45	0.90%
[4]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 160,000,000.0
Holdings Count | $ / shares	213
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$160.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	213
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	59.6%
U.S. Treasury Obligations	23.3%
Commercial Paper	9.7%
Corporate Debt	5.0%
Exchange-Traded Funds	1.2%
U.S. Government Agency Obligations and Instrumentalities	0.7%
Repurchase Agreement	0.5%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Barings Short-Duration Bond Fund (formerly known as MML Short-Duration Bond Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$30	0.60%
[5]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 103,100,000
Holdings Count | $ / shares	293
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$103.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.7%
Non-U.S. Government Agency Obligations	44.0%
Repurchase Agreement	2.2%
Commercial Paper	1.9%
Sovereign Debt Obligations	0.7%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Barings Short-Duration Bond Fund (formerly known as MML Short-Duration Bond Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$42	0.85%
[6]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 103,100,000
Holdings Count | $ / shares	293
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$103.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	293
Portfolio Turnover Rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	50.7%
Non-U.S. Government Agency Obligations	44.0%
Repurchase Agreement	2.2%
Commercial Paper	1.9%
Sovereign Debt Obligations	0.7%
Investment of Cash Collateral from Securities Loaned	0.5%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Barings U.S. Government Money Market Fund (formerly known as MML U.S. Government Money Market Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Barings U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$26	0.53%
[7]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 200,800,000
Holdings Count | $ / shares	21
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$200.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	21

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	65.0%
U.S. Treasury Bills	22.3%
Repurchase Agreement	12.7%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock® Balanced Fund (formerly known as MML Blend Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock® Balanced Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$23	0.45%
[8]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 686,500,000
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$686.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.8%
Fixed Income Funds	35.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock® Balanced Fund (formerly known as MML Blend Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock® Balanced Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$36	0.70%
[9]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 686,500,000
Holdings Count | $ / shares	10
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$686.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	55.8%
Fixed Income Funds	35.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$24	0.46%
[10]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 90,800,000
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$90.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	39.6%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$36	0.71%
[11]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 90,800,000
Holdings Count | $ / shares	13
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$90.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.0%
Fixed Income Funds	39.6%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$24	0.46%
[12]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 189,300,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$189.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	19.7%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$37	0.71%
[13]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 189,300,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$189.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	19.7%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Franklin Templeton Equity Fund (formerly known as MML Equity Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Franklin Templeton Equity Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$23	0.43%
[14]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%
Net Assets	$ 951,600,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$951.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.4%
Johnson & Johnson	3.8%
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc.	2.3%
Microsoft Corp.	2.3%
QUALCOMM, Inc.	2.2%
Bank of America Corp.	2.0%
Walt Disney Co.	1.9%

Sectors (% of Total Investments)
Financials	28.5%
Health Care	16.6%
Information Technology	8.9%
Consumer Discretionary	8.6%
Energy	8.2%
Consumer Staples	7.2%
Industrials	6.6%
Communication Services	6.5%
Materials	3.9%
Utilities	2.5%
Equity Funds	1.8%
Real Estate	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Franklin Templeton Equity Fund (formerly known as MML Equity Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Franklin Templeton Equity Fund† (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$36	0.68%
[15]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 951,600,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$951.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.4%
Johnson & Johnson	3.8%
Exxon Mobil Corp.	3.3%
Apple, Inc.	2.6%
Morgan Stanley	2.5%
Goldman Sachs Group, Inc.	2.3%
Microsoft Corp.	2.3%
QUALCOMM, Inc.	2.2%
Bank of America Corp.	2.0%
Walt Disney Co.	1.9%

Sectors (% of Total Investments)
Financials	28.5%
Health Care	16.6%
Information Technology	8.9%
Consumer Discretionary	8.6%
Energy	8.2%
Consumer Staples	7.2%
Industrials	6.6%
Communication Services	6.5%
Materials	3.9%
Utilities	2.5%
Equity Funds	1.8%
Real Estate	0.1%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Discovery Large Cap Fund (formerly known as MML Invesco Discovery Large Cap Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Large Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$53	1.00%
[16]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Net Assets	$ 528,500,000
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$528.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	54
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Alphabet, Inc. Class C	7.3%
Amazon.com, Inc.	5.6%
Lam Research Corp.	5.4%
Apple, Inc.	5.2%
Advanced Micro Devices, Inc.	3.4%
Western Digital Corp.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3.2%
Applied Materials, Inc.	3.0%
Microsoft Corp.	2.9%

Sectors (% of Total Investments)
Information Technology	51.4%
Industrials	16.0%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	4.2%
Energy	3.1%
Financials	2.3%
Consumer Staples	1.2%
Materials	1.0%
Real Estate	0.7%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Discovery Large Cap Fund (formerly known as MML Invesco Discovery Large Cap Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Large Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$39	0.75%
[17]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 528,500,000
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$528.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	54
Portfolio Turnover Rate	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	10.0%
Alphabet, Inc. Class C	7.3%
Amazon.com, Inc.	5.6%
Lam Research Corp.	5.4%
Apple, Inc.	5.2%
Advanced Micro Devices, Inc.	3.4%
Western Digital Corp.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	3.2%
Applied Materials, Inc.	3.0%
Microsoft Corp.	2.9%

Sectors (% of Total Investments)
Information Technology	51.4%
Industrials	16.0%
Consumer Discretionary	10.2%
Communication Services	9.6%
Health Care	4.2%
Energy	3.1%
Financials	2.3%
Consumer Staples	1.2%
Materials	1.0%
Real Estate	0.7%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Discovery Mid Cap Fund (formerly known as MML Invesco Discovery Mid Cap Fund)
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Mid Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class I	$62	1.10%
[18]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.10%
Net Assets	$ 447,000,000.0
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$447.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Portfolio Turnover Rate	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Flex Ltd.	3.4%
Hilton Worldwide Holdings, Inc.	2.9%
Comfort Systems USA, Inc.	2.8%
Monolithic Power Systems, Inc.	2.8%
Quanta Services, Inc.	2.8%
MasTec, Inc.	2.5%
Lattice Semiconductor Corp.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.3%
Teradyne, Inc.	2.3%
Carpenter Technology Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	32.4%
Industrials	31.4%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	5.9%
Financials	4.3%
Materials	2.3%
Consumer Staples	1.7%
Communication Services	1.5%
Real Estate	0.6%

Class II
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Discovery Mid Cap Fund (formerly known as MML Invesco Discovery Mid Cap Fund)
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Discovery Mid Cap Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II	$48	0.85%
[19]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.85%
Net Assets	$ 447,000,000.0
Holdings Count | $ / shares	76
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$447.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Portfolio Turnover Rate	61%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Flex Ltd.	3.4%
Hilton Worldwide Holdings, Inc.	2.9%
Comfort Systems USA, Inc.	2.8%
Monolithic Power Systems, Inc.	2.8%
Quanta Services, Inc.	2.8%
MasTec, Inc.	2.5%
Lattice Semiconductor Corp.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.3%
Teradyne, Inc.	2.3%
Carpenter Technology Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	32.4%
Industrials	31.4%
Health Care	9.0%
Consumer Discretionary	8.5%
Energy	5.9%
Financials	4.3%
Materials	2.3%
Consumer Staples	1.7%
Communication Services	1.5%
Real Estate	0.6%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Initial Class	$39	0.71%
[20]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
Net Assets	$ 147,300,000
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$147.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	102
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Columbia Banking System, Inc.	2.0%
Enpro, Inc.	1.9%
Outfront Media, Inc.	1.9%
Kodiak Gas Services, Inc.	1.8%
AAR Corp.	1.8%
MaxLinear, Inc.	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
AutoNation, Inc.	1.7%
Cathay General Bancorp	1.6%
BrightSpring Health Services, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	19.5%
Financials	18.3%
Health Care	14.1%
Consumer Discretionary	13.7%
Information Technology	13.6%
Real Estate	5.4%
Energy	5.2%
Materials	3.3%
Utilities	2.6%
Consumer Staples	1.5%
Communication Services	0.8%

Service Class
Shareholder Report [Line Items]
Fund Name	MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Class	$52	0.96%
[21]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
Net Assets	$ 147,300,000
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2026)

Total Net Assets (Millions)	$147.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	102
Portfolio Turnover Rate	39%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Columbia Banking System, Inc.	2.0%
Enpro, Inc.	1.9%
Outfront Media, Inc.	1.9%
Kodiak Gas Services, Inc.	1.8%
AAR Corp.	1.8%
MaxLinear, Inc.	1.8%
Zurn Elkay Water Solutions Corp. Class C	1.7%
AutoNation, Inc.	1.7%
Cathay General Bancorp	1.6%
BrightSpring Health Services, Inc.	1.6%

Sectors (% of Total Investments)
Industrials	19.5%
Financials	18.3%
Health Care	14.1%
Consumer Discretionary	13.7%
Information Technology	13.6%
Real Estate	5.4%
Energy	5.2%
Materials	3.3%
Utilities	2.6%
Consumer Staples	1.5%
Communication Services	0.8%

[1]
*	Annualized

[2]
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[3]
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[4]
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[5]
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[6]
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[7]
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[9]
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[10]
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[11]
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[12]
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[13]
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[14]
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[15]
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[16]
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[17]
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[18]
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[19]
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[20]
*	Annualized

[21]
*	Annualized